UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2015 (Unaudited)

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 83.4%
New York 74.1%
Nassau, NY, Health Care Corp. Revenue, 0.01% *, 8/1/2029, LOC: TD Bank NA	500,000	500,000
New York, RBC Municipal Products, Inc. Trust, Series O-86, 144A, 0.12% **, 5/15/2022, LIQ: Royal Bank of Canada	2,050,000	2,050,000
New York, State Dormitory Authority Revenue, St. John's University, Series B-1, 0.02% *, 7/1/2034, LOC: Bank of America NA	100,000	100,000
New York, State Dormitory Authority Revenue, State Supported Debt, City University Consolidated, Series C, 0.02% *, 7/1/2031, LOC: Bank of America NA	600,000	600,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series E, 144A, 5.0%, 8/15/2015	500,000	509,124
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc., Series A-3, 144A, 0.02% *, 5/1/2039, LOC: Mizuho Corporate Bank	400,000	400,000
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds-Master Financing Program, Series A, 144A, 4.0%, 8/15/2015	500,000	507,163
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.02% *, 11/1/2036, LOC: Landesbank Hessen-Thuringen	1,050,000	1,050,000
New York, State Power Authority:
0.07% *, Mandatory Put 9/1/2015 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	1,280,000	1,280,000
0.07% *, Mandatory Put 9/1/2015 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	600,000	600,000
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A, 5.0%, 4/1/2015	610,000	610,000
New York, State Urban Development Corp. Revenue:
Series A3A, 0.03% *, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,200,000	1,200,000
Series A3D, 0.03% *, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,000,000	1,000,000
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series A1, 144A, 4.0%, 12/15/2015	1,000,000	1,027,114
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.03% *, 12/1/2037, LOC: Citibank NA	520,000	520,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, 0.02% *, 10/15/2041, LIQ: Fannie Mae	1,100,000	1,100,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series AA-2, 0.03% *, 6/15/2050, SPA: JPMorgan Chase Bank NA	1,000,000	1,000,000
New York City, NY, Transitional Finance Authority Revenue, Series 3393, 144A, 0.03% *, 11/1/2042, LIQ: Morgan Stanley Bank	1,740,000	1,740,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 144A, 0.02% *, 11/15/2028, SPA: TD Bank NA	700,000	700,000
Series A-1, ETM, 144A, 5.0%, 5/1/2015	400,000	401,608
Series A-1, 5.0%, 11/1/2015	845,000	868,794
Series A-1, ETM, 5.0%, 11/1/2015	15,000	15,423
Series I-2, 5.0%, 11/1/2015	475,000	488,289
New York, NY, General Obligation:
Series B2, 0.05% *, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,000,000	2,000,000
Series H, 2.0%, 8/1/2015	1,285,000	1,293,074
Series H, 144A, 5.0%, 8/1/2015, INS: AMBAC	1,000,000	1,016,337
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, Series A, 0.01% *, 12/1/2029, LOC: Wells Fargo Bank NA	400,000	400,000
Saratoga County, NY, Capital Resource Corp. Revenue, Saratoga Hospital Project, 0.02% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,525,000	1,525,000

		24,501,926
Puerto Rico 9.3%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.05% *, 12/1/2030	1,300,000	1,300,000
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-54, 144A, 0.22% **, 5/1/2017, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	1,770,000	1,770,000

		3,070,000

Total Municipal Investments (Cost $27,571,926)		27,571,926
Closed-End Investment Companies 11.5%
New York
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.1% *, 10/1/2041, LIQ: Barclays Bank PLC	2,200,000	2,200,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.1% *, 10/1/2041, LIQ: Barclays Bank PLC	1,600,000	1,600,000

Total Closed-End Investment Companies (Cost $3,800,000)		3,800,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $31,371,926) †	94.9	31,371,926
Other Assets and Liabilities, Net	5.1	1,678,577

Net Assets	100.0	33,050,503

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and shown at their current rates as of March 31, 2015.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2015.

†	The cost for federal income tax purposes was $31,371,926.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$27,571,926	$—	$27,571,926
Closed-End Investment Companies	—	3,800,000	—	3,800,000

Total	$—	$31,371,926	$—	$31,371,926

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015